Supplement to the
Fidelity® Low-Priced Stock Fund Class K (FLPKX) and Fidelity Value Discovery Fund Class K (FVDKX)

Funds of Fidelity Puritan Trust

Fidelity Blue Chip Growth Fund Class K (FBGKX), Fidelity Dividend Growth Fund Class K (FDGKX), Fidelity Growth & Income Portfolio Class K (FGIKX), Fidelity Leveraged Company Stock Fund Class K (FLCKX), and Fidelity OTC Portfolio Class K (FOCKX)

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 39.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Morrison, Trustee as of March 19, 2014).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	James C. Curvey	Charles S. Morrison
Fidelity Blue Chip Growth Fund	none	none
Fidelity Dividend Growth Fund	none	none
Fidelity Growth & Income Portfolio	none	none
Fidelity Leveraged Company Stock Fund	over $100,000	over $100,000
Fidelity Low-Priced Stock Fund	over $100,000	none
Fidelity OTC Portfolio	none	none
Fidelity Value Discovery Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Alan J. Lacy	Ned C. Lautenbach	Joseph Mauriello
Fidelity Blue Chip Growth Fund	over $100,000	none	none	over $100,000
Fidelity Dividend Growth Fund	over $100,000	none	none	none
Fidelity Growth & Income Portfolio	none	none	none	none
Fidelity Leveraged Company Stock Fund	over $100,000	none	none	over $100,000
Fidelity Low-Priced Stock Fund	over $100,000	over $100,000	over $100,000	over $100,000
Fidelity OTC Portfolio	none	none	none	none
Fidelity Value Discovery Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Robert W. Selander	Cornelia M. Small	William S. Stavropoulos	David M. Thomas
Fidelity Blue Chip Growth Fund	none	none	none	over $100,000
Fidelity Dividend Growth Fund	none	none	none	none
Fidelity Growth & Income Portfolio	none	none	none	none
Fidelity Leveraged Company Stock Fund	none	over $100,000	none	none
Fidelity Low-Priced Stock Fund	over $100,000	over $100,000	over $100,000	over $100,000
Fidelity OTC Portfolio	none	over $100,000	none	none
Fidelity Value Discovery Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following information replaces similar information found in the "Description of the Trust" section on page 61.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of Fidelity Dividend Growth Fund, Fidelity Low-Priced Stock Fund, and Fidelity Value Discovery Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Blue Chip Growth Fund and Fidelity Leveraged Company Stock Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Growth & Income Portfolio and Fidelity OTC Portfolio. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Low-Priced Stock Fund, Fidelity OTC Portfolio, and Fidelity Value Discovery Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

K-COM7B-15-01  June 1, 2015
1.881213.110

Supplement to the

Fidelity® Low-Priced Stock Fund (FLPSX) and Fidelity Value Discovery Fund (FVDFX)

Fidelity Low-Priced Stock Fund is a Class of shares of Fidelity Low-Priced Stock Fund and
Fidelity Value Discovery Fund is a Class of shares of Fidelity Value Discovery Fund

Funds of Fidelity Puritan Trust

Fidelity Dividend Growth Fund (FDGFX), Fidelity Growth & Income Portfolio (FGRIX),
Fidelity Leveraged Company Stock Fund (FLVCX), Fidelity OTC Portfolio (FOCPX), and
Fidelity Real Estate Income Fund (FRIFX)

Fidelity Dividend Growth Fund is a Class of shares of Fidelity Dividend Growth Fund;
Fidelity Growth & Income Portfolio is a Class of shares of Fidelity Growth & Income Portfolio;
Fidelity Leveraged Company Stock Fund is a Class of shares of Fidelity Leveraged Company Stock Fund;
Fidelity OTC Portfolio is a Class of shares of Fidelity OTC Portfolio; and Fidelity Real Estate Income Fund
is a Class of shares of Fidelity Real Estate Income Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 40.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Morrison, Trustee as of March 19, 2014).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	James C. Curvey	Charles S. Morrison
Fidelity Dividend Growth Fund	none	none
Fidelity Growth & Income Portfolio	none	none
Fidelity Leveraged Company Stock Fund	over $100,000	over $100,000
Fidelity Low-Priced Stock Fund	over $100,000	none
Fidelity OTC Portfolio	none	none
Fidelity Real Estate Income Fund	none	none
Fidelity Value Discovery Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Alan J. Lacy	Ned C. Lautenbach	Joseph Mauriello
Fidelity Dividend Growth Fund	over $100,000	none	none	none
Fidelity Growth & Income Portfolio	none	none	none	none
Fidelity Leveraged Company Stock Fund	over $100,000	none	none	over $100,000
Fidelity Low-Priced Stock Fund	over $100,000	over $100,000	over $100,000	over $100,000
Fidelity OTC Portfolio	none	none	none	none
Fidelity Real Estate Income Fund	none	none	none	none
Fidelity Value Discovery Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Robert W. Selander	Cornelia M. Small	William S. Stavropoulos	David M. Thomas
Fidelity Dividend Growth Fund	none	none	none	none
Fidelity Growth & Income Portfolio	none	none	none	none
Fidelity Leveraged Company Stock Fund	none	over $100,000	none	none
Fidelity Low-Priced Stock Fund	over $100,000	over $100,000	over $100,000	over $100,000
Fidelity OTC Portfolio	none	over $100,000	none	none
Fidelity Real Estate Income Fund	none	$50,001 - $100,000	none	none
Fidelity Value Discovery Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following information replaces the similar information found in the "Description of the Trusts" section on page 64.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of Fidelity Dividend Growth Fund, Fidelity Low-Priced Stock Fund, and Fidelity Value Discovery Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Leveraged Company Stock Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Growth & Income Portfolio, Fidelity OTC Portfolio, and Fidelity Real Estate Income Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Low-Priced Stock Fund, Fidelity OTC Portfolio, Fidelity Real Estate Income Fund, and Fidelity Value Discovery Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

PSTSB-15-01  June 1, 2015
1.798487.121